14. STATEMENT OF CASH FLOWS' COMPLEMENTARY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Statement Of Cash Flows Complementary Information Tables Abstract
Adjustments to reconcile net profit (loss) to cash flows generated by operating activities
	Note	12.31.2018	12.31.2017	12.31.2016
Income tax		658	(985)	(1,603)
Accrued interest		8,254	6,255	7,072
Depreciations and amortizations	9, 10.1 and 10.2	8,816	7,739	7,102
Constitution of allowances, net	10.4	1,061	418	497
Constitution (recovery) of provisions, net	10.4	1,180	(150)	951
Share of profit from joint ventures and associates	5.3	(4,464)	(1,813)	(286)
Income from the sale of associates	5.1	(1,052)	-	-
Accrual of defined benefit plans	9, 10.1 and 10.2	196	518	493
Net exchange differences	10.5	32,048	5,819	1,649
Result from measurement at present value	10.5	2,792	282	138
Changes in the fair value of financial instruments		(2,372)	(2,324)	(2,368)
Results from property, plant and equipment sale and decreases		126	56	181
Impairment of property, plant and equipment and intangible assets		1,195	-	-
Dividends received	10.4	(29)	(56)	(13)
Compensation agreements	10.1 and 10.2	196	1,055	831
Result from the sale of shareholdings in companies and property, plant and equipment	5.1	(1,644)	-	(1,015)
Recognition of income - provisional remedies Note MEyM No. 2016-04484723		-	-	(2,380)
Income recognition on account of the RTI - SE Res. No. 32/15		-	-	(173)
Higher costs recognition - SE Res. No. 250/13 and subsequent Notes		-	-	(887)
Onerous contract (Ship or pay)	10.4	265	142	(317)
Gain on monetary position	10.5	(23,696)	(11,478)	(5,770)
Other		23	306	84
		23,553	5,784	4,186

Changes in operating assets and liabilities
	12.31.2018	12.31.2017	12.31.2016
Increase in trade receivables and other receivables	(6,594)	(2,430)	342
(Increase) decrease in inventories	(718)	(425)	575
Increase in trade payables and other payables	836	385	(632)
Increase in deferred income	88	1	(4)
Increase (decrease) in salaries and social security payable	511	(55)	151
Decrease in defined benefit plans	(130)	(115)	(462)
Increase (Decrease) in tax payables	1,319	(988)	3,392
Decrease in provisions	(2,274)	(1,803)	(494)
Constitution of guarantees of derivative financial instruments	-	-	(453)
Income tax and minimum notional income tax paid	(1,841)	(2,119)	(927)
(Payments) proceeds from derivative financial instruments, net	(897)	873	120
Net cash (used in) generated by operating activities from discontinued operations	(1,726)	3,291	2,902
Total changes in operating assets and liabilities	(11,426)	(3,385)	4,510

Significant non-cash transactions
	12.31.2018	12.31.2017	12.31.2016
Significant non-cash transactions from continuing operations :
Acquisition of property, plant and equipment through an increase in trade payables	639	(3,898)	(1,128)
Borrowing costs capitalized in property, plant and equipment	(282)	(602)	(880)
Decreases of property, plant and equipment through an increase in other receivables	439	-	-
Decrease in borrowings through offsetting with trade receivables	-	-	(508)
Increase in asset retirement obligation provision	1,272	(59)	(332)
Constitution of guarantee of derivative financial instruments, net through the delivery of financial assets at fair value through profit or loss	(819)	718	200
Outstanding receivable for the sale of interests in subsidiaries and financial assets	-	-	(2,521)
Decrease in loans through compensation with trade receivables and other receivables	-	-	(2,477)
Decrease in loans through compensation with other credits	-	-	(4,098)
Collection of other credits through the delivery of government bonds	-	-	1,055

Significant non-cash transactions from discontinued operations :
Acquisition of property, plant and equipment through an increase in trade payables	-	(13)	(82)
Decrease (increase) in asset retirement obligation provision	-	464	(429)
Dividends pending collection	-	551	-